Note 11 - Concentrations (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($) Integer	Mar. 31, 2018 USD ($) Integer	Mar. 31, 2019 USD ($) Integer	Mar. 31, 2018 USD ($) Integer	Jun. 30, 2018 USD ($) Integer	Jun. 30, 2017 USD ($) Integer
Revenues | $	$ 1,751,000	$ 1,666,000	$ 6,297,000	$ 3,020,000	$ 4,118,000	$ 902,000
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Number of Major Customers | Integer	2	2	4	2	2	3
Concentration Risk, Percentage	59.00%	92.00%	80.00%	85.00%	77.00%	58.00%
Revenues | $					$ 3,181,000	$ 524,000
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Number of Major Suppliers | Integer	3	4	3	4
Concentration Risk, Percentage	67.00%	65.00%	63.00%	57.00%
Cost of Goods, Total [Member] | Supplier Concentration Risk [Member]
Number of Major Suppliers | Integer					3	3
Concentration Risk, Percentage					50.00%	57.00%
Purchases from Suppliers | $					$ 2,285,000	$ 1,665,000